Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,533,692	$ 1,259,064	$ 1,052,435	$ 1,273,743	$ 1,043,647
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
Account Value	$ 13,332	10,949	9,173	11,107
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,631,345	1,645,947	1,655,951	1,602,621	1,384,913	$ 1,418,976	$ 1,237,631	$ 1,230,262	$ 1,151,646	$ 959,717	$ 1,000,000
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
Account Value	$ 14,127	14,269	14,366	13,926	12,044	12,351	10,778	10,714
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Account Value	$ 1,769,330	1,472,084	1,242,156	1,450,065	1,042,880
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Account Value	$ 15,352	12,773	10,778	12,582
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Account Value	$ 2,402,132	1,998,575	1,686,413	1,968,682	1,415,867	1,376,722	1,294,756	1,165,530	986,102	1,014,294	1,000,000
S&P Global Infrastructure Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Account Value	$ 1,564,810	1,462,166	1,403,690	1,329,262	1,079,340	1,266,242	1,128,890	1,108,719	$ 983,691	$ 948,456	$ 1,000,000
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Account Value	$ 23,670	19,694	16,618	19,399	13,952	13,566	12,758	11,485
S&P Global Infrastructure Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Account Value	$ 15,702	$ 14,672	$ 14,086	$ 13,339	$ 10,831	$ 12,706	$ 11,328	$ 11,126